RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - MARKET RISK (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2016 CAD item	Dec. 31, 2015 CAD
Fair Value Hedges
Outstanding fair value hedges | CAD	CAD 0	CAD 0
Maximum
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Floating rate debt as a percentage of total debt outstanding	25.00%
Foreign exchange contracts | Minimum
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Period to hedge a minimum level of foreign currency denominated earnings exposures	5 years
Interest rate contracts - short-term borrowings
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Average swap rate (as a percent)	2.40%
Interest rate contracts - long-term debt
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Average swap rate (as a percent)	3.70%
Equity contracts
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Number of forms of stock-based compensation with equity price risk | item	1